UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	47.33%
International Equity	6.55%
Large Cap Equity	11.05%
Mid Cap Equity	5.30%
Real Estate Equity	5.12%
Small Cap Equity	2.27%
Fixed Interest Contract	22.38%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,024.80	$4.25

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.32	$4.24

Class L
Actual	$1,000.00	$1,023.50	$5.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Initial Class shares and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.76%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	32.90%
International Equity	10.57%
Large Cap Equity	17.87%
Mid Cap Equity	8.58%
Real Estate Equity	4.66%
Small Cap Equity	3.68%
Fixed Interest Contract	21.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,044.20	$4.50

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.12	$4.44

Class L
Actual	$1,000.00	$1,041.90	$5.72

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.92	$5.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares and 1.15% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.80%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	23.83%
International Equity	14.60%
Large Cap Equity	24.65%
Mid Cap Equity	11.86%
Real Estate Equity	4.16%
Small Cap Equity	5.06%
Fixed Interest Contract	15.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,061.40	$4.95

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.72	$4.85

Class L
Actual	$1,000.00	$1,060.60	$6.18

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.52	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Initial Class shares and 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.88%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	17.94%
International Equity	18.05%
Large Cap Equity	30.53%
Mid Cap Equity	14.65%
Real Estate Equity	3.63%
Small Cap Equity	6.27%
Fixed Interest Contract	8.93%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,080.80	$5.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.32	$5.25

Class L
Actual	$1,000.00	$1,079.10	$6.76

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.02	$6.56

*Expenses are equal to the Fund’s annualized expense ratio of 1.07% for the Initial Class shares and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.97%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
International Equity	25.20%
Large Cap Equity	42.57%
Mid Cap Equity	20.43%
Real Estate Equity	3.06%
Small Cap Equity	8.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* .41% for the Class L shareshares (1/1/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,117.10	$6.25

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.62	$5.95

Class L
Actual	$1,000.00	$1,114.70	$7.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.42	$7.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.20% for the Initial Class shares and 1.45% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 1.10%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,258,179	Great-West Federated Bond Fund Initial Class(a)	$33,982,804
1,705,603	Great-West Loomis Sayles Bond Fund Initial Class(a)	22,838,022
2,168,977	Great-West Putnam High Yield Bond Fund Initial Class(a)	17,937,444
2,377,554	Great-West Short Duration Bond Fund Initial Class(a)	24,655,237
4,390,085	Great-West Templeton Global Bond Fund Initial Class(a)	41,618,006
3,317,201	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	39,541,036

TOTAL BOND MUTUAL FUNDS — 47.34% (Cost $184,150,229)		$180,572,549

EQUITY MUTUAL FUNDS
589,620	Great-West American Century Growth Fund Initial Class(a)	6,951,619
1,298,797	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	16,170,023
240,244	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,878,121
747,524	Great-West Janus Large Cap Growth Fund Initial Class(a)	6,974,401
112,709	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,886,494
720,692	Great-West MFS International Growth Fund Initial Class(a)	8,208,680

Shares			Value

Equity Mutual Funds — (continued)
1,681,613		Great-West MFS International Value Fund Initial Class(a)	$16,782,497
1,088,214		Great-West Putnam Equity Income Fund Initial Class(a)	14,125,025
1,794,917		Great-West Real Estate Index Fund Initial Class(a)	19,546,643
122,074		Great-West Small Cap Growth Fund Initial Class(a)	2,878,505
762,616		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	14,123,647
200,118		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,032,372

TOTAL EQUITY MUTUAL FUNDS — 30.29% (Cost $105,275,315)			$115,558,027

Account Balance

FIXED INTEREST CONTRACT
85,374,125	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	85,374,125

TOTAL FIXED INTEREST CONTRACT — 22.38% (Cost $85,374,125)			$85,374,125

TOTAL INVESTMENTS — 100.01% (Cost $374,799,669)			$381,504,701

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(37,611)

TOTAL NET ASSETS — 100.00%			$381,467,090

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
705,597	Great-West Federated Bond Fund Initial Class(a)	$7,359,377
361,612	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,841,987
469,379	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,881,767
948,283	Great-West Templeton Global Bond Fund Initial Class(a)	8,989,716
663,942	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	7,914,184

TOTAL BOND MUTUAL FUNDS — 32.91% (Cost $33,985,944)		$32,987,031

EQUITY MUTUAL FUNDS
249,630	Great-West American Century Growth Fund Initial Class(a)	2,943,134
553,209	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,887,454
102,711	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,230,482
316,871	Great-West Janus Large Cap Growth Fund Initial Class(a)	2,956,403
48,127	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,232,537
304,234	Great-West MFS International Growth Fund Initial Class(a)	3,465,228

Shares			Value

Equity Mutual Funds — (continued)
714,359		Great-West MFS International Value Fund Initial Class(a)	$7,129,302
462,703		Great-West Putnam Equity Income Fund Initial Class(a)	6,005,878
429,314		Great-West Real Estate Index Fund Initial Class(a)	4,675,227
52,064		Great-West Small Cap Growth Fund Initial Class(a)	1,227,674
324,223		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,004,615
85,096		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,714,692

TOTAL EQUITY MUTUAL FUNDS — 45.36% (Cost $40,884,587)			$45,472,626

Account Balance

FIXED INTEREST CONTRACT
21,794,053	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	21,794,053

TOTAL FIXED INTEREST CONTRACT — 21.74% (Cost $21,794,053)			$21,794,053

TOTAL INVESTMENTS — 100.01% (Cost $96,664,584)			$100,253,710

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(8,685)

TOTAL NET ASSETS — 100.00%			$100,245,025

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
5,318,135	Great-West Federated Bond Fund Initial Class(a)	$55,468,146
2,645,788	Great-West Loomis Sayles Bond Fund Initial Class(a)	35,427,097
3,163,041	Great-West Putnam High Yield Bond Fund Initial Class(a)	26,158,347
7,138,523	Great-West Templeton Global Bond Fund Initial Class(a)	67,673,204
4,796,345	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	57,172,437

TOTAL BOND MUTUAL FUNDS — 23.83% (Cost $246,993,223)		$241,899,231

EQUITY MUTUAL FUNDS
3,496,791	Great-West American Century Growth Fund Initial Class(a)	41,227,170
7,742,215	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	96,390,576
1,427,193	Great-West Invesco Small Cap Value Fund Initial Class(a)	17,097,775
4,442,174	Great-West Janus Large Cap Growth Fund Initial Class(a)	41,445,487
670,540	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	17,172,522
4,265,687	Great-West MFS International Growth Fund Initial Class(a)	48,586,171

Shares			Value

Equity Mutual Funds — (continued)
9,987,536		Great-West MFS International Value Fund Initial Class(a)	$99,675,607
6,458,393		Great-West Putnam Equity Income Fund Initial Class(a)	83,829,943
3,876,621		Great-West Real Estate Index Fund Initial Class(a)	42,216,398
726,395		Great-West Small Cap Growth Fund Initial Class(a)	17,128,400
4,525,041		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	83,803,767
1,189,890		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	23,976,278

TOTAL EQUITY MUTUAL FUNDS — 60.34% (Cost $518,387,438)			$612,550,094

Account Balance

FIXED INTEREST CONTRACT
160,850,761	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	160,850,761

TOTAL FIXED INTEREST CONTRACT — 15.84% (Cost $160,850,761)			$160,850,761

TOTAL INVESTMENTS — 100.01% (Cost $926,231,422)			$1,015,300,086

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(84,345)

TOTAL NET ASSETS — 100.00%			$1,015,215,741

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,021,434	Great-West Federated Bond Fund Initial Class(a)	$10,653,555
517,269	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,926,239
698,636	Great-West Putnam High Yield Bond Fund Initial Class(a)	5,777,724
1,359,792	Great-West Templeton Global Bond Fund Initial Class(a)	12,890,824
920,393	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	10,971,080

TOTAL BOND MUTUAL FUNDS — 17.94% (Cost $48,514,204)		$47,219,422

EQUITY MUTUAL FUNDS
1,124,078	Great-West American Century Growth Fund Initial Class(a)	13,252,876
2,479,258	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	30,866,762
459,022	Great-West Invesco Small Cap Value Fund Initial Class(a)	5,499,090
1,423,915	Great-West Janus Large Cap Growth Fund Initial Class(a)	13,285,124
215,273	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,513,136
1,371,930	Great-West MFS International Growth Fund Initial Class(a)	15,626,287

Shares			Value

Equity Mutual Funds — (continued)
3,196,336		Great-West MFS International Value Fund Initial Class(a)	$31,899,433
2,073,688		Great-West Putnam Equity Income Fund Initial Class(a)	26,916,466
877,993		Great-West Real Estate Index Fund Initial Class(a)	9,561,339
233,301		Great-West Small Cap Growth Fund Initial Class(a)	5,501,244
1,453,152		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	26,912,384
381,641		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,690,065

TOTAL EQUITY MUTUAL FUNDS — 73.14% (Cost $166,972,048)			$192,524,206

Account Balance

FIXED INTEREST CONTRACT
23,519,542	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	23,519,542

TOTAL FIXED INTEREST CONTRACT — 8.93% (Cost $23,519,542)			$23,519,542

TOTAL INVESTMENTS — 100.01% (Cost $239,005,794)			$263,263,170

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(20,817)

TOTAL NET ASSETS — 100.00%			$263,242,353

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
3,465,684	Great-West American Century Growth Fund Initial Class(a)	$40,860,413
7,662,127	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	95,393,483
1,415,710	Great-West Invesco Small Cap Value Fund Initial Class(a)	16,960,209
4,398,647	Great-West Janus Large Cap Growth Fund Initial Class(a)	41,039,372
664,721	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	17,023,516
4,231,113	Great-West MFS International Growth Fund Initial Class(a)	48,192,378
9,900,584	Great-West MFS International Value Fund Initial Class(a)	98,807,826
6,410,742	Great-West Putnam Equity Income Fund Initial Class(a)	83,211,427

Shares		Value

Equity Mutual Funds — (continued)
1,638,590	Great-West Real Estate Index Fund Initial Class(a)	$17,844,242
719,501	Great-West Small Cap Growth Fund Initial Class(a)	16,965,822
4,489,574	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	83,146,919
1,178,562	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	23,748,030

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $493,954,150)		$583,193,637

TOTAL INVESTMENTS — 100.01% (Cost $493,954,150)		$583,193,637

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(46,633)

TOTAL NET ASSETS — 100.00%		$583,147,004

(a)	Issuer is considered an affiliate of the Fund.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$381,504,701	$100,253,710	$1,015,300,086
Subscriptions receivable	628,290	59,507	1,221,135
Receivable for investments sold	265,875	34,941	77,623

Total Assets	382,398,866	100,348,158	1,016,598,844

LIABILITIES:
Payable to investment adviser	29,365	7,645	78,065
Redemptions payable	696,544	94,398	1,224,531
Payable for investments purchased	197,621	50	74,227
Payable for distribution fees	8,246	1,040	6,280

Total Liabilities	931,776	103,133	1,383,103

NET ASSETS	$381,467,090	$100,245,025	$1,015,215,741

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,338,558	$1,113,470	$12,874,196
Paid-in capital in excess of par	385,817,931	99,894,650	1,040,122,973
Net unrealized appreciation on investments	6,705,032	3,589,126	89,068,664
Undistributed net investment income	3,840,665	462,707	8,454,167
Accumulated net realized loss on investments	(19,235,096)	(4,814,928)	(135,304,259)

TOTAL NET ASSETS	$381,467,090	$100,245,025	$1,015,215,741

TOTAL NET ASSETS BY CLASS
Initial Class	$336,096,963	$94,479,741	$980,288,866

Class L	$45,370,127	$5,765,284	$34,926,875

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	38,678,368	10,537,794	125,322,703
Class L	4,707,214	596,908	3,419,252

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.69	$8.97	$7.82

Class L	$9.64	$9.66	$10.21

(a) Cost of investments, affiliated	$374,799,669	$96,664,584	$926,231,422

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$263,263,170	$583,193,637
Subscriptions receivable	912,280	484,206
Receivable for investments sold	–	206,803

Total Assets	264,175,450	583,884,646

LIABILITIES:
Payable to investment adviser	20,074	44,848
Redemptions payable	442,030	634,447
Payable for investments purchased	470,250	56,562
Payable for distribution fees	743	1,785

Total Liabilities	933,097	737,642

NET ASSETS	$263,242,353	$583,147,004

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,130,501	$7,153,947
Paid-in capital in excess of par	250,848,609	557,190,678
Net unrealized appreciation on investments	24,257,376	89,239,487
Undistributed (overdistributed) net investment income	304,962	(11,516)
Accumulated net realized loss on investments	(15,299,095)	(70,425,592)

TOTAL NET ASSETS	$263,242,353	$583,147,004

TOTAL NET ASSETS BY CLASS
Initial Class	$258,834,943	$573,147,857

Class L	$4,407,410	$9,999,147

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	30,831,951	70,682,951
Class L	473,059	856,517

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.40	$8.11

Class L	$9.32	$11.67

(a) Cost of investments, affiliated	$239,005,794	$493,954,150

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$617,343	$154,187	$1,165,168
Dividends, affiliated	2,567,455	552,965	4,934,896

Total Income	3,184,798	707,152	6,100,064

EXPENSES:
Management fees	182,914	46,777	486,543
Distribution fees - Class L	47,137	6,544	33,390

Total Expenses	230,051	53,321	519,933

NET INVESTMENT INCOME	2,954,747	653,831	5,580,131

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	10,020,795	1,911,872	30,714,715
Net change in unrealized appreciation (depreciation) on investments	(4,642,428)	1,167,885	21,264,704

Net Realized and Unrealized Gain on Investments	5,378,367	3,079,757	51,979,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,333,114	$3,733,588	$57,559,550

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$164,046	$–
Dividends, affiliated	1,193,856	1,869,980

Total Income	1,357,902	1,869,980

EXPENSES:
Management fees	121,756	279,264
Distribution fees - Class L	3,301	9,305

Total Expenses	125,057	288,569

Less amount waived by distributor - Class L	7	–

Net Expenses	125,050	288,569

NET INVESTMENT INCOME	1,232,852	1,581,411

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	5,593,496	35,603,406
Net change in unrealized appreciation on investments	11,362,402	23,708,673

Net Realized and Unrealized Gain on Investments	16,955,898	59,312,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,188,750	$60,893,490

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Conservative Profile II Fund

OPERATIONS:
Net investment income	$2,954,747	$8,227,244
Net realized gain on investments	10,020,795	8,451,388
Net change in unrealized appreciation (depreciation) on investments	(4,642,428)	11,917,791

Net Increase in Net Assets Resulting from Operations	8,333,114	28,596,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,759,812)	(8,461,456)
Class L	(288,425)	(684,178)

From net investment income	(3,048,237)	(9,145,634)

From net realized gains
Initial Class	–	(6,014,489)
Class L	–	(496,833)

From net realized gains	0	(6,511,322)

Total Distributions	(3,048,237)	(15,656,956)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	73,381,821	141,449,501
Class L	21,475,297	37,590,629
Shares issued in reinvestment of distributions
Initial Class	2,759,812	14,475,945
Class L	288,425	1,181,011
Shares redeemed
Initial Class	(71,195,015)	(137,946,139)
Class L	(7,652,558)	(10,074,991)

Net Increase in Net Assets Resulting from Capital Share Transactions	19,057,782	46,675,956

Total Increase in Net Assets	24,342,659	59,615,423

NET ASSETS:
Beginning of period	357,124,431	297,509,008

End of period (a)	$381,467,090	$357,124,431

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,341,779	16,508,141
Class L	2,203,249	3,933,257
Shares issued in reinvestment of distributions
Initial Class	320,536	1,703,256
Class L	30,202	125,230
Shares redeemed
Initial Class	(8,109,284)	(16,100,933)
Class L	(787,429)	(1,054,630)

Net Increase	1,999,053	5,114,321

(a) Including undistributed net investment income:	$3,840,665	$3,934,155

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Moderately Conservative Profile II Fund

OPERATIONS:
Net investment income	$653,831	$1,707,414
Net realized gain on investments	1,911,872	1,725,815
Net change in unrealized appreciation on investments	1,167,885	3,976,182

Net Increase in Net Assets Resulting from Operations	3,733,588	7,409,411

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(642,647)	(1,729,112)
Class L	(29,049)	(49,261)

From net investment income	(671,696)	(1,778,373)

From net realized gains
Initial Class	–	(912,825)
Class L	–	(22,818)

From net realized gains	0	(935,643)

Total Distributions	(671,696)	(2,714,016)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	23,501,207	40,398,211
Class L	3,904,164	2,502,434
Shares issued in reinvestment of distributions
Initial Class	642,647	2,641,937
Class L	29,049	72,079
Shares redeemed
Initial Class	(14,813,998)	(28,139,020)
Class L	(1,044,623)	(412,206)

Net Increase in Net Assets Resulting from Capital Share Transactions	12,218,446	17,063,435

Total Increase in Net Assets	15,280,338	21,758,830

NET ASSETS:
Beginning of period	84,964,687	63,205,857

End of period (a)	$100,245,025	$84,964,687

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,615,047	4,721,313
Class L	409,294	267,931
Shares issued in reinvestment of distributions
Initial Class	72,452	309,235
Class L	3,042	7,800
Shares redeemed
Initial Class	(1,650,888)	(3,294,277)
Class L	(106,345)	(44,705)

Net Increase	1,342,602	1,967,297

(a) Including undistributed net investment income:	$462,707	$480,572

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Moderate Profile II Fund

OPERATIONS:
Net investment income	$5,580,131	$16,818,002
Net realized gain on investments	30,714,715	49,669,915
Net change in unrealized appreciation on investments	21,264,704	40,319,062

Net Increase in Net Assets Resulting from Operations	57,559,550	106,806,979

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,576,676)	(17,865,812)
Class L	(118,776)	(279,492)

From net investment income	(5,695,452)	(18,145,304)

From net realized gains
Initial Class	–	(27,847,903)
Class L	–	(421,660)

From net realized gains	0	(28,269,563)

Total Distributions	(5,695,452)	(46,414,867)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	166,842,316	304,534,702
Class L	20,388,315	25,170,273
Shares issued in reinvestment of distributions
Initial Class	5,576,676	45,713,715
Class L	118,776	701,152
Shares redeemed
Initial Class	(154,257,633)	(361,843,815)
Class L	(7,096,232)	(7,222,729)

Net Increase in Net Assets Resulting from Capital Share Transactions	31,572,218	7,053,298

Total Increase in Net Assets	83,436,316	67,445,410

NET ASSETS:
Beginning of period	931,779,425	864,334,015

End of period (a)	$1,015,215,741	$931,779,425

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	21,425,783	41,332,300
Class L	1,995,891	2,634,312
Shares issued in reinvestment of distributions
Initial Class	721,433	6,217,310
Class L	11,772	73,179
Shares redeemed
Initial Class	(19,822,937)	(49,088,604)
Class L	(695,764)	(751,588)

Net Increase	3,636,178	416,909

(a) Including undistributed net investment income:	$8,454,167	$8,569,488

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Moderately Aggressive Profile II Fund

OPERATIONS:
Net investment income	$1,232,852	$3,429,069
Net realized gain on investments	5,593,496	7,691,537
Net change in unrealized appreciation on investments	11,362,402	15,485,860

Net Increase in Net Assets Resulting from Operations	18,188,750	26,606,466

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,248,845)	(3,470,274)
Class L	(16,415)	(20,744)

From net investment income	(1,265,260)	(3,491,018)

From net realized gains
Initial Class	–	(3,370,732)
Class L	–	(18,200)

From net realized gains	0	(3,388,932)

Total Distributions	(1,265,260)	(6,879,950)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	51,108,756	73,996,638
Class L	3,087,659	1,595,669
Shares issued in reinvestment of distributions
Initial Class	1,248,845	6,841,006
Class L	16,415	38,944
Shares redeemed
Initial Class	(29,875,715)	(66,703,766)
Class L	(395,910)	(214,015)

Net Increase in Net Assets Resulting from Capital Share Transactions	25,190,050	15,554,476

Total Increase in Net Assets	42,113,540	35,280,992

NET ASSETS:
Beginning of period	221,128,813	185,847,821

End of period (a)	$263,242,353	$221,128,813

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,175,669	9,726,361
Class L	330,813	189,238
Shares issued in reinvestment of distributions
Initial Class	150,827	891,751
Class L	1,786	4,555
Shares redeemed
Initial Class	(3,597,631)	(8,768,541)
Class L	(42,592)	(25,331)

Net Increase	3,018,872	2,018,033

(a) Including undistributed net investment income:	$304,962	$337,370

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Aggressive Profile II Fund

OPERATIONS:
Net investment income	$1,581,411	$5,191,269
Net realized gain on investments	35,603,406	32,380,057
Net change in unrealized appreciation on investments	23,708,673	44,706,678

Net Increase in Net Assets Resulting from Operations	60,893,490	82,278,004

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,582,577)	(5,425,465)
Class L	(10,350)	(33,764)

From net investment income	(1,592,927)	(5,459,229)

From net realized gains
Initial Class	–	(9,661,534)
Class L	–	(47,652)

From net realized gains	0	(9,709,186)

Total Distributions	(1,592,927)	(15,168,415)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	88,730,948	172,487,015
Class L	5,353,240	6,479,794
Shares issued in reinvestment of distributions
Initial Class	1,582,577	15,086,999
Class L	10,350	81,416
Shares redeemed
Initial Class	(99,577,889)	(242,032,065)
Class L	(1,548,431)	(1,736,535)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,449,205)	(49,633,376)

Total Increase in Net Assets	53,851,358	17,476,213

NET ASSETS:
Beginning of period	529,295,646	511,819,433

End of period (a)	$583,147,004	$529,295,646

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	11,246,903	24,682,914
Class L	465,428	649,620
Shares issued in reinvestment of distributions
Initial Class	198,318	2,115,099
Class L	901	7,923
Shares redeemed
Initial Class	(12,665,190)	(34,544,176)
Class L	(135,550)	(171,737)

Net Decrease	(889,190)	(7,260,357)

(a) Including (overdistributed) net investment income:	$(11,516)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$8,333,114
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(102,015,823)
Proceeds from sale of investments	83,667,308
Increase in accrued interest on GWL&A Contract	(617,343)
Net realized gain on investments	(10,020,795)
Net change in unrealized depreciation on investments	4,642,428
Decrease in receivable for investments sold	2,376,331
Decrease in payable to investment adviser	(623)
Decrease in payable for investments purchased	(203,604)
Increase in payable for distribution fees	2,189

Net Cash Provided by Operating Activities	(13,836,818)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	95,286,090
Payment on shares redeemed	(81,449,272)

Net Cash Used in Financing Activities	13,836,818

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$3,048,237

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Moderately Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,733,588
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(32,590,208)
Proceeds from sale of investments	20,542,930
Increase in accrued interest on GWL&A Contract	(154,187)
Net realized gain on investments	(1,911,872)
Net change in unrealized appreciation on investments	(1,167,885)
Decrease in receivable for investments sold	2,839,454
Increase in payable to investment adviser	375
Increase in payable for investments purchased	30
Increase in payable for distribution fees	509

Net Cash Provided by Operating Activities	(8,707,266)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	27,508,857
Payment on shares redeemed	(18,801,591)

Net Cash Used in Financing Activities	8,707,266

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$671,696

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Moderate Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$57,559,550
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(198,239,990)
Proceeds from sale of investments	167,947,216
Increase in accrued interest on GWL&A Contract	(1,165,168)
Net realized gain on investments	(30,714,715)
Net change in unrealized appreciation on investments	(21,264,704)
Decrease in receivable for investments sold	9,535,157
Decrease in payable to investment adviser	(1,050)
Increase in payable for investments purchased	74,227
Increase in payable for distribution fees	2,095

Net Cash Provided by Operating Activities	(16,267,382)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	187,522,290
Payment on shares redeemed	(171,254,908)

Net Cash Used in Financing Activities	16,267,382

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$5,695,452

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.56		$8.20		$8.92	$8.56	$7.48	$9.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.21	(a)	0.23	0.20	0.23	0.35
Net realized and unrealized gain (loss)	0.13		0.54		(0.12)	0.56	1.28	(1.59)

Total From Investment Operations	0.20		0.75		0.11	0.76	1.51	(1.24)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.23)		(0.20)	(0.20)	(0.24)	(0.34)
From net realized gains	–		(0.16)		(0.63)	(0.20)	(0.19)	(0.23)

Total Distributions	(0.07)		(0.39)		(0.83)	(0.40)	(0.43)	(0.57)

NET ASSET VALUE, END OF PERIOD	$8.69		$8.56		$8.20	$8.92	$8.56	$7.48

TOTAL RETURN(b)	2.48%	(c)	9.10%		1.29%	9.02%	20.51%	(13.67%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$336,097		$326,193		$295,168	$312,477	$254,750	$195,710
Ratio of expenses to average net assets(d)	0.10%	(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.62%	(e)	2.42%		2.74%	2.31%	2.92%	4.05%
Portfolio turnover rate(f)	22%	(c)	24%		35%	33%	32%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.48		$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.14		0.39		(0.29)

Total From Investment Operations	0.22		0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.26)		(0.20)
From net realized gains	–		(0.16)		(0.52)

Total Distributions	(0.06)		(0.42)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.64		$9.48		$9.10

TOTAL RETURN(c)	2.35%	(d)	8.89%	(e)	(1.74%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$45,370		$30,931		$2,341
Ratio of expenses to average net assets(f)	0.35%	(g)
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets	1.59%	(g)
Before waiver	N/A		4.29%		10.76%	(g)
After waiver	N/A		4.29%		10.77%	(g)
Portfolio turnover rate(h)	22%	(d)	24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.66		$8.07		$9.25	$8.98	$7.71	$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.19	(a)	0.51	0.16	0.26	0.29
Net realized and unrealized gain (loss)	0.31		0.69		(0.52)	0.75	1.45	(2.07)

Total From Investment Operations	0.37		0.88		(0.01)	0.91	1.71	(1.78)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.19)		(0.51)	(0.16)	(0.27)	(0.28)
From net realized gains	–		(0.10)		(0.66)	(0.48)	(0.17)	(0.37)

Total Distributions	(0.06)		(0.29)		(1.17)	(0.64)	(0.44)	(0.65)

NET ASSET VALUE, END OF PERIOD	$8.97		$8.66		$8.07	$9.25	$8.98	$7.71

TOTAL RETURN(b)	4.42%	(c)	10.83%		(0.02%)	10.31%	22.30%	(18.16%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$94,480		$82,253		$62,684	$90,812	$38,516	$27,892
Ratio of expenses to average net assets(d)	0.10%	(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.41%	(e)	2.28%		2.40%	1.91%	2.11%	3.53%
Portfolio turnover rate(f)	22%	(c)	32%		52%	36%	59%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.32		$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.33	(b)	0.62
Net realized and unrealized gain (loss)	0.33		0.59		(0.90)

Total From Investment Operations	0.39		0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.21)		(0.53)
From net realized gains	–		(0.10)		(0.48)

Total Distributions	(0.05)		(0.31)		(1.01)

NET ASSET VALUE, END OF PERIOD	$9.66		$9.32		$8.71

TOTAL RETURN(c)	4.19%	(d)	10.64%	(e)	(2.86%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,765		$2,712		$522
Ratio of expenses to average net assets(f)	0.35%	(g)
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.33%	(g)
Ratio of net investment income to average net assets	1.19%	(g)
Before waiver	N/A		3.52%		6.05%	(g)
After waiver	N/A		3.53%		6.07%	(g)
Portfolio turnover rate(h)	22%	(d)	32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.41		$6.93		$7.77	$7.21	$6.08	$8.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.13	(a)	0.16	0.11	0.12	0.21
Net realized and unrealized gain (loss)	0.41		0.73		(0.24)	0.72	1.36	(2.15)

Total From Investment Operations	0.45		0.86		(0.08)	0.83	1.48	(1.94)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)		(0.14)	(0.11)	(0.12)	(0.21)
From net realized gains	–		(0.23)		(0.62)	(0.16)	(0.23)	(0.49)

Total Distributions	(0.04)		(0.38)		(0.76)	(0.27)	(0.35)	(0.70)

NET ASSET VALUE, END OF PERIOD	$7.82		$7.41		$6.93	$7.77	$7.21	$6.08

TOTAL RETURN(b)	6.14%	(c)	12.47%		(1.05%)	11.57%	24.67%	(23.14%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$980,289		$911,410		$862,977	$1,036,527	$857,765	$793,846
Ratio of expenses to average net assets(d)	0.10%	(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.15%	(e)	1.81%		1.94%	1.47%	1.66%	2.73%
Portfolio turnover rate(f)	17%	(c)	27%		34%	31%	25%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.67		$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.30	(b)	0.10
Net realized and unrealized gain (loss)	0.52		0.79		(0.49)

Total From Investment Operations	0.58		1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)		(0.14)
From net realized gains	–		(0.23)		(0.51)

Total Distributions	(0.04)		(0.38)		(0.65)

NET ASSET VALUE, END OF PERIOD	$10.21		$9.67		$8.96

TOTAL RETURN(c)	6.06%	(d)	12.16%	(e)	(3.87%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$34,927		$20,369		$1,357
Ratio of expenses to average net assets(f)	0.35%	(g)
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets	1.14%	(g)
Before waiver	N/A		3.08%		8.10%	(g)
After waiver	N/A		3.08%		8.12%	(g)
Portfolio turnover rate(h)	17%	(d)	27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.81		$7.07		$9.19	$8.41	$6.65	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.13	(a)	0.73	0.12	0.12	0.23
Net realized and unrealized gain (loss)	0.59		0.86		(0.93)	0.99	1.80	(3.26)

Total From Investment Operations	0.63		0.99		(0.20)	1.11	1.92	(3.03)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.13)		(0.73)	(0.12)	(0.13)	(0.22)
From net realized gains	–		(0.12)		(1.19)	(0.21)	(0.03)	(0.57)

Total Distributions	(0.04)		(0.25)		(1.92)	(0.33)	(0.16)	(0.79)

NET ASSET VALUE, END OF PERIOD	$8.40		$7.81		$7.07	$9.19	$8.41	$6.65

TOTAL RETURN(b)	8.08%	(c)	14.07%		(2.10%)	13.35%	28.93%	(30.25%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$258,835		$219,542		$185,733	$301,687	$114,380	$68,352
Ratio of expenses to average net assets(d)	0.10%	(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.01%	(e)	1.67%		1.75%	1.48%	1.68%	2.78%
Portfolio turnover rate(f)	15%	(c)	32%		54%	26%	36%	72%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.67		$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.21	(b)	0.75
Net realized and unrealized gain (loss)	0.63		0.86		(1.23)

Total From Investment Operations	0.69		1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.13)		(0.73)
From net realized gains	–		(0.12)		(0.94)

Total Distributions	(0.04)		(0.25)		(1.67)

NET ASSET VALUE, END OF PERIOD	$9.32		$8.67		$7.85

TOTAL RETURN(c)	7.91%	(d) (e)	13.76%	(e)	(4.75%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,407		$1,587		$115
Ratio of expenses to average net assets(f)
Before waiver	0.35%	(g)	0.35%		0.35%	(g)
After waiver	0.35%	(g)	0.35%		0.31%	(g)
Ratio of net investment income to average net assets
Before waiver	1.25%	(g)	2.44%		5.15%	(g)
After waiver	1.25%	(g)	2.44%		5.18%	(g)
Portfolio turnover rate(h)	15%	(d)	32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.28		$6.42		$6.92	$6.03	$4.66	$8.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.07	(a)	0.07	0.05	0.05	0.06
Net realized and unrealized gain (loss)	0.83		0.99		(0.39)	0.91	1.48	(3.30)

Total From Investment Operations	0.85		1.06		(0.32)	0.96	1.53	(3.24)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.07)		(0.07)	(0.05)	(0.05)	(0.06)
From net realized gains	–		(0.13)		(0.11)	(0.02)	(0.11)	(0.71)

Total Distributions	(0.02)		(0.20)		(0.18)	(0.07)	(0.16)	(0.77)

NET ASSET VALUE, END OF PERIOD	$8.11		$7.28		$6.42	$6.92	$6.03	$4.66

TOTAL RETURN(b)	11.71%	(c)	16.64%		(4.44%)	15.95%	33.02%	(39.90%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$573,148		$523,785		$511,453	$628,699	$539,215	$407,567
Ratio of expenses to average net assets(d)	0.10%	(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.57%	(e)	0.96%		0.91%	0.78%	0.83%	0.90%
Portfolio turnover rate(f)	18%	(c)	28%		34%	30%	23%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.48		$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.17	(b)	0.08
Net realized and unrealized gain (loss)	1.17		1.33		(0.76)

Total From Investment Operations	1.20		1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.07)		(0.08)
From net realized gains	–		(0.13)		(0.06)

Total Distributions	(0.01)		(0.20)		(0.14)

NET ASSET VALUE, END OF PERIOD	$11.67		$10.48		$9.18

TOTAL RETURN(c)	11.47%	(d)	16.38%	(e)	(6.86%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,999		$5,511		$367
Ratio of expenses to average net assets(f)	0.35%	(g)
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.31%	(g)
Ratio of net investment income to average net assets	0.51%	(g)
Before waiver	N/A		1.66%		6.41%	(g)
After waiver	N/A		1.66%		6.44%	(g)
Portfolio turnover rate(h)	18%	(d)	28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Initial Class and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 28, 2013

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or a Level 2.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$180,572,549	$—	$—	$180,572,549
Equity Mutual Funds	115,558,027	—	—	115,558,027
Fixed Interest Contract	—	—	85,374,125	85,374,125

Total Investments	$296,130,576	$0	$85,374,125	$381,504,701

Great-West Moderately Conservative Profile II Fund	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$32,987,031	$—	$—	$32,987,031
Equity Mutual Funds	45,472,626	—	—	45,472,626
Fixed Interest Contract	—	—	21,794,053	21,794,053

Total Investments	$78,459,657	$0	$21,794,053	$100,253,710

Great-West Moderate Profile II Fund	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$241,899,231	$—	$—	$241,899,231
Equity Mutual Funds	612,550,094	—	—	612,550,094
Fixed Interest Contract	—	—	160,850,761	160,850,761

Total Investments	$854,449,325	$0	$160,850,761	$1,015,300,086

Great-West Moderately Aggressive Profile II Fund	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$47,219,422	$—	$—	$47,219,422
Equity Mutual Funds	192,524,206	—	—	192,524,206
Fixed Interest Contract	—	—	23,519,542	23,519,542

Total Investments	$239,743,628	$0	$23,519,542	$263,263,170

Great-West Aggressive Profile II Fund	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$583,193,637	$—	$—	$583,193,637

Total Investments	$583,193,637	$0	$0	$583,193,637

Semi-Annual Report - June 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended June 28, 2013:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2013	$80,336,746	$18,688,655	$149,035,862	$19,899,136
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	617,343	154,187	1,165,168	164,047
Purchases	9,685,024	5,103,106	20,501,440	4,854,573
Sales	(5,264,988)	(2,151,895)	(9,851,709)	(1,398,214)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, June 28, 2013	$85,374,125	$21,974,053	$160,850,761	$23,519,542

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

Semi-Annual Report - June 28, 2013

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 28, 2013

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	589,620	$10,713,383	$1,153,606	$5,121,423	$1,003,293	$17,816	$6,951,619
Great-West Federated Bond Fund Initial Class	3,258,179	37,491,176	4,968,953	6,321,519	371,456	325,823	33,982,804
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,298,797	20,211,495	2,910,627	7,430,341	2,572,418	53,995	16,170,023
Great-West Invesco Small Cap Value Fund Initial Class	240,244	—	3,049,317	30,292	(761)	23,688	2,878,121
Great-West Janus Large Cap Growth Fund Initial Class	747,524	10,713,126	1,448,010	6,487,423	(477,245)	—	6,974,401
Great-West Life & Annuity Contract	85,374,125	80,336,746	9,685,024	5,264,988	—	617,343	85,374,125
Great-West Loomis Sayles Bond Fund Initial Class	1,705,603	—	23,734,410	115,582	(1,436)	371,703	22,838,022
Great-West Loomis Sayles Small Cap Value Fund Initial Class	112,709	—	2,996,297	37,658	(944)	3,559	2,886,494
Great-West MFS International Growth Fund Initial Class	720,692	8,359,014	1,502,146	1,439,870	386,019	—	8,208,680
Great-West MFS International Value Fund Initial Class	1,681,613	16,639,450	1,740,934	2,677,007	1,011,228	—	16,782,497
Great-West Putnam Equity Income Fund Initial Class	1,088,214	17,854,270	1,977,995	6,446,769	1,949,906	99,206	14,125,025
Great-West Putnam High Yield Bond Fund Initial Class	2,168,977	21,508,812	2,444,041	5,424,541	545,234	482,414	17,937,444
Great-West Real Estate Index Fund Initial Class	1,794,917	—	22,217,570	663,678	(80,450)	94,381	19,546,643
Great-West Short Duration Bond Fund Initial Class	2,377,554	23,208,748	2,971,065	1,218,467	85,169	238,461	24,655,237
Great-West Small Cap Growth Fund Initial Class	122,074	—	2,962,644	73,837	(456)	—	2,878,505
Great-West T. Rowe Price Equity Income Fund Initial Class	762,616	17,854,099	1,967,350	5,783,187	2,449,836	105,696	14,123,647
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	200,118	4,788,622	576,598	1,703,675	343,587	—	4,032,372
Great-West Templeton Global Bond Fund Initial Class	4,390,085	37,493,274	7,405,096	1,903,039	155,787	280,190	41,618,006
Great-West U.S. Government Mortgage Securities Fund Initial Class	3,317,201	49,988,261	6,304,140	15,503,217	(291,846)	470,523	39,541,036

					$10,020,795	$3,184,798	$381,504,701

Semi-Annual Report - June 28, 2013

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	249,630	$4,247,040	$783,822	$2,117,464	$479,173	$7,516	$2,943,134
Great-West Federated Bond Fund Initial Class	705,597	7,645,606	2,132,227	2,012,264	17,141	70,812	7,359,377
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	553,209	5,385,358	1,564,749	648,272	171,121	22,829	6,887,454
Great-West Invesco Small Cap Value Fund Initial Class	102,711	1,274,299	301,892	465,144	71,305	10,062	1,230,482
Great-West Janus Large Cap Growth Fund Initial Class	316,871	4,248,060	867,988	2,550,768	(45,675)	—	2,956,403
Great-West Life & Annuity Contract	21,794,053	18,688,655	5,103,106	2,151,895	—	154,187	21,794,053
Great-West Loomis Sayles Bond Fund Initial Class	361,612	—	5,067,407	62,764	(1,315)	78,169	4,841,987
Great-West Loomis Sayles Small Cap Value Fund Initial Class	48,127	1,274,338	272,864	374,619	133,947	1,512	1,232,537
Great-West MFS International Growth Fund Initial Class	304,234	3,118,256	779,649	445,535	40,808	—	3,465,228
Great-West MFS International Value Fund Initial Class	714,359	6,226,774	1,067,838	752,547	230,423	—	7,129,302
Great-West Putnam Equity Income Fund Initial Class	462,703	5,521,364	1,086,005	1,118,047	320,878	41,914	6,005,878
Great-West Putnam High Yield Bond Fund Initial Class	469,379	4,269,286	1,059,207	1,351,911	81,191	103,072	3,881,767
Great-West Real Estate Index Fund Initial Class	429,314	—	5,255,873	104,136	(10,635)	22,182	4,675,227
Great-West Small Cap Growth Fund Initial Class	52,064	—	1,267,531	35,582	(370)	—	1,227,674
Great-West T. Rowe Price Equity Income Fund Initial Class	324,223	5,521,162	1,101,501	972,799	426,845	44,656	6,004,615
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	85,096	1,410,067	295,221	177,273	27,784	—	1,714,692
Great-West Templeton Global Bond Fund Initial Class	948,283	7,647,033	2,205,093	554,166	38,436	60,220	8,989,716
Great-West U.S. Government Mortgage Securities Fund Initial Class	663,942	8,495,190	2,378,235	2,735,872	(69,185)	90,021	7,914,184

					$1,911,872	$707,152	$100,253,710

Semi-Annual Report - June 28, 2013

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	3,496,791	$55,911,752	$2,760,826	$19,598,350	$4,013,897	$105,337	$41,227,170
Great-West Federated Bond Fund Initial Class	5,318,135	65,206,723	7,833,160	14,010,376	527,744	551,419	55,468,146
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	7,742,215	60,568,811	34,104,687	2,588,869	2,711,841	319,843	96,390,576
Great-West Invesco Small Cap Value Fund Initial Class	1,427,193	13,986,246	2,479,938	809,924	337,640	140,286	17,097,775
Great-West Janus Large Cap Growth Fund Initial Class	4,442,174	55,907,347	4,234,709	25,772,646	(2,955,945)	—	41,445,487
Great-West Life & Annuity Contract	160,850,761	149,035,862	20,501,440	9,851,709	—	1,165,168	160,850,761
Great-West Loomis Sayles Bond Fund Initial Class	2,645,788	—	36,787,347	143,489	(2,414)	575,585	35,427,097
Great-West Loomis Sayles Small Cap Value Fund Initial Class	670,540	13,977,700	2,430,026	748,810	399,925	21,077	17,172,522
Great-West MFS International Growth Fund Initial Class	4,265,687	49,765,745	4,907,267	4,656,965	2,507,061	—	48,586,171
Great-West MFS International Value Fund Initial Class	9,987,536	99,308,134	4,207,586	8,649,519	7,906,158	—	99,675,607
Great-West Putnam Equity Income Fund Initial Class	6,458,393	74,539,653	4,466,935	4,644,135	1,054,443	586,423	83,829,943
Great-West Putnam High Yield Bond Fund Initial Class	3,163,041	28,090,292	2,713,597	4,039,289	423,639	701,096	26,158,347
Great-West Real Estate Index Fund Initial Class	3,876,621	—	46,837,742	346,739	(43,996)	199,628	42,216,398
Great-West Small Cap Growth Fund Initial Class	726,395	27,966,259	2,562,529	11,968,097	6,177,115	—	17,128,400
Great-West T. Rowe Price Equity Income Fund Initial Class	4,525,041	74,538,888	4,593,669	3,731,686	1,375,260	624,788	83,803,767
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,189,890	32,620,604	1,677,453	8,993,163	6,333,846	—	23,976,278
Great-West Templeton Global Bond Fund Initial Class	7,138,523	65,229,235	6,993,462	2,319,854	243,948	454,717	67,673,204
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,796,345	65,209,474	8,147,617	14,358,881	(295,447)	654,697	57,172,437

					$30,714,715	$6,100,064	$1,015,300,086

Semi-Annual Report - June 28, 2013

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	1,124,078	$14,372,340	$1,615,523	$3,550,328	$744,535	$33,717	$13,252,876
Great-West Federated Bond Fund Initial Class	1,021,434	11,055,419	2,672,878	2,505,296	6,211	101,924	10,653,555
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,479,258	27,993,194	3,415,710	2,904,470	1,754,018	102,325	30,866,762
Great-West Invesco Small Cap Value Fund Initial Class	459,022	5,528,355	762,439	1,159,691	444,119	45,021	5,499,090
Great-West Janus Large Cap Growth Fund Initial Class	1,423,915	14,371,966	2,048,816	5,075,179	(921,260)	—	13,285,124
Great-West Life & Annuity Contract	23,519,542	19,899,136	4,854,573	1,398,214	—	164,047	23,519,542
Great-West Loomis Sayles Bond Fund Initial Class	517,269	—	7,193,528	33,627	(724)	111,362	6,926,239
Great-West Loomis Sayles Small Cap Value Fund Initial Class	215,273	5,528,175	649,343	928,252	565,533	6,764	5,513,136
Great-West MFS International Growth Fund Initial Class	1,371,930	14,020,064	2,713,009	1,130,011	217,409	—	15,626,287
Great-West MFS International Value Fund Initial Class	3,196,336	27,991,855	3,332,552	2,234,265	854,825	—	31,899,433
Great-West Putnam Equity Income Fund Initial Class	2,073,688	18,794,128	6,378,046	681,078	180,689	187,768	26,916,466
Great-West Putnam High Yield Bond Fund Initial Class	698,636	6,667,889	1,336,946	2,082,564	132,770	153,035	5,777,724
Great-West Real Estate Index Fund Initial Class	877,993	—	10,587,770	39,806	(5,583)	45,060	9,561,339
Great-West Small Cap Growth Fund Initial Class	233,301	6,634,073	908,850	2,197,564	1,009,680	—	5,501,244
Great-West T. Rowe Price Equity Income Fund Initial Class	1,453,152	18,794,070	6,408,846	464,009	216,185	200,052	26,912,384
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	381,641	7,385,459	799,910	1,171,398	464,920	—	7,690,065
Great-West Templeton Global Bond Fund Initial Class	1,359,792	11,056,286	2,488,249	248,233	11,111	86,304	12,890,824
Great-West U.S. Government Mortgage Securities Fund Initial Class	920,393	11,055,467	2,743,598	2,517,756	(80,942)	120,523	10,971,080

					$5,593,496	$1,357,902	$263,263,170

Semi-Annual Report - June 28, 2013

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	3,465,684	$44,994,056	$2,001,759	$8,965,194	$1,763,362	$104,358	$40,860,413
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	7,662,127	97,028,358	5,191,139	13,698,411	7,081,029	317,324	95,393,483
Great-West Invesco Small Cap Value Fund Initial Class	1,415,710	21,173,673	1,332,630	5,218,341	3,449,428	139,177	16,960,209
Great-West Janus Large Cap Growth Fund Initial Class	4,398,647	44,994,056	3,650,582	11,806,396	(1,295,168)	—	41,039,372
Great-West Loomis Sayles Small Cap Value Fund Initial Class	664,721	21,173,673	1,181,361	4,173,609	4,288,565	20,910	17,023,516
Great-West MFS International Growth Fund Initial Class	4,231,113	47,640,765	4,692,696	2,859,384	2,125,937	—	48,192,378
Great-West MFS International Value Fund Initial Class	9,900,584	95,281,530	4,963,675	8,254,192	5,210,745	—	98,807,826
Great-West Putnam Equity Income Fund Initial Class	6,410,742	52,934,184	28,356,886	3,778,488	932,553	582,185	83,211,427
Great-West Real Estate Index Fund Initial Class	1,638,590	—	20,301,611	471,691	(57,813)	85,753	17,844,242
Great-West Small Cap Growth Fund Initial Class	719,501	26,467,092	1,954,994	8,716,188	7,201,721	—	16,965,822
Great-West T. Rowe Price Equity Income Fund Initial Class	4,489,574	52,934,183	28,645,701	2,340,276	2,108,594	620,273	83,146,919
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,178,562	24,720,264	964,190	2,811,924	2,794,453	—	23,748,030

					$35,603,406	$1,869,980	$583,193,637

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$102,015,823	$83,667,308
Great-West Moderately Conservative Profile II Fund	32,590,208	20,542,930
Great-West Moderate Profile II Fund	198,239,990	167,947,216
Great-West Moderately Aggressive Profile II Fund	60,910,586	35,915,237
Great-West Aggressive Profile II Fund	103,237,224	108,697,500

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile II Fund	$372,533,991	$16,863,676	$(7,892,966)	$8,970,710
Great-West Moderately Conservative Profile II Fund	96,704,630	5,610,454	(2,061,374)	3,549,080
Great-West Moderate Profile II Fund	926,072,120	106,985,492	(17,757,526)	89,227,966
Great-West Moderately Aggressive Profile II Fund	239,452,048	27,982,229	(4,171,107)	23,811,122
Great-West Aggressive Profile II Fund	508,873,373	90,699,226	(16,378,962)	74,320,264

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile II Fund,

Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund and Great-West Conservative Profile II Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of each Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Funds with the funds included in the peer group. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.

The Board noted that the Great-West Aggressive Profile II Fund was in the first, third, third and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three-, five- and ten-year periods ended December 31, 2012. With respect to the Great-West Moderately Aggressive Profile II Fund, the Board noted that the Fund was in the second, second, first and first quartiles, respectively, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2012. With respect to the Great-West Moderate Profile II Fund, the Board noted that the Fund was in the second, third, first and first quartiles, respectively, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2012. With respect to the Great-West Moderately Conservative Profile II Fund, the Board noted that the Fund was in the third, third, first and second quartiles, respectively, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2012. With respect to the Great-West Conservative Profile II Fund, the Board noted that the Fund was in the third, third, second, and second quartiles, respectively, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2012. Although each Fund (with the exception of the Great-West Aggressive Profile II Fund), underperformed its benchmark index for the three-year period ended December 31, 2012, the Board noted that each Fund outperformed its respective benchmark index for the one-, five- and ten-year periods ended December 31, 2012. Although the Great-West Aggressive Profile II Fund underperformed its benchmark index for the three-, five- and ten- year periods ended December 31, 2012, the Board noted that it outperformed its benchmark index for the one- year period ended December 31, 2012.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by GWCM based on each Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Great-West Aggressive Profile II Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

For the Great-West Moderately Aggressive Profile II Fund, the Board noted that the Fund’s Contractual Management Fee was greater than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderate Profile II Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderately Conservative Profile II Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of Funds. The Board further considered that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.

For the Great-West Conservative Profile Fund II, the Board noted that the Fund’s Contractual Management Fee was the same as the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of Funds. The Board further considered that the Fund’s total annual operating expense ratio was lower than average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Funds.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.  EXHIBITS.

(a)        (1) Not required in filing.

             (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

             (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013